Offerings	Feb. 07, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(4)
Such ordinary shares may be represented by American Depositary Shares. Such American Depositary Shares are or will be registered on a separately filed registration statement on Form
F-6.
Each American Depositary Share represents one ordinary share.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(5)
This Registration Statement includes such currently indeterminate number of Units as may be issued at indeterminate prices. Units may consist of any combination of the securities being registered hereby or an indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(6)
This Registration Statement includes such currently indeterminate number of Purchase Contracts as may be issued at indeterminate prices. Such Purchase Contracts may be issued together with any of the other securities being registered hereby. Purchase Contracts may require the holder thereof to purchase or sell any of the other securities registered hereby or to purchase or sell a basket of such securities, an index or indices of such securities or any combination of the above.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 15
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 16
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 17
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 18
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
Pursuant to General Instruction II.E of Form
S-3,
not specified as to each class of securities to be registered. These offered securities may be sold separately, together or as units with other offered securities. An indeterminate aggregate initial offering price, principal amount or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies.

(2)
This Registration Statement includes such currently indeterminate number of ordinary shares of Teva Pharmaceutical Industries Limited as may be issued upon conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares. Separate consideration may or may not be received for ordinary shares that are issuable upon the conversion of or exchange for any securities that provide for conversion or exchange into such ordinary shares.

(3)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fees and will pay such fees on a “pay as you go” basis. The Registrants will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.

(7)
Teva Pharmaceutical Industries Limited may fully and unconditionally guarantee the payment of principal and premium (if any) and interest on debt securities offered by Teva Pharmaceutical Finance IV, LLC,
Te
va Pharmaceutical Finance V, LLC, Teva Pharmaceutical Finance VI, LLC, Teva Pharmaceutical Finance Netherlands II B.V., Teva Pharmaceutical Finance Netherlands III B.V. and Teva Pharmaceutical Finance Netherlands IV B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees being registered hereby.